Putnam Investments

100 Federal Street

Boston, MA 02110

September 30, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Massachusetts Tax Exempt Income Fund (Reg. Nos. (33-5416) (811-04518)

Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

Putnam Minnesota Tax Exempt Income Fund (Reg. Nos. (33-8916) (811-04527)

Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

Putnam New Jersey Tax Exempt Income Fund (Reg. Nos. (33-32550) (811-05977)

Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

Putnam Ohio Tax Exempt Income Fund (Reg. Nos. (33-8924) (811-04528)

Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

Putnam Pennsylvania Tax Exempt Income Fund (Reg. Nos. (33-28321) (811-05802)

Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

(collectively, the “Amendments”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments referenced above to the Funds’ Registration Statements on Form N-1A (the “Amendments”) would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and were filed electronically on September 27, 2021.

Comments or questions concerning this certificate may be directed to Peter T. Fariel at 1-800-225-2465, ext. 1-0023.

Very truly yours,

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc: James Thomas, Esq., Ropes & Gray LLP